Exhibit 99.09

LOANUID	LOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
XXXX	6000090512		08/31/2023	12	00000NNNNNNN	0	0
XXXX	6000090513		08/31/2023	12	00000NNNNNNN	0	0